INVESTMENT (Schedule of Financials) (Details) - Artemis Therapeutics, Inc. [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 972	$ 706
Non-current assets
Total assets	972	706
Current liabilities	58	50
Non-current liabilities		5
Shareholders' equity	914	651
Total liabilities and shareholders' equity	972	706
Revenue			$ 244
Gross profit			204
Gain on sale of assets			754
Net income (loss)	$ (264)	$ (139)	$ 342